DEFERRED TAX (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DEFERRED TAX (Details) [Line Items]
Applicable tax rate	19.00%	19.25%	20.00%
Income Statement, Effect of remeasurement of deferred tax utilisation	£ 32
Other Comphrensive Income, Effect of remeasurement of deferred tax utilisation	(19)
Increase (decrease) in deferred tax expense (income) due to rate regulation	(41)
Life assurance [Member]
DEFERRED TAX (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	371	£ 470
UK [Member]
DEFERRED TAX (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	78	76
Current tax expense (income)	438
Foreign Tax Authority [Member]
DEFERRED TAX (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	46	46
20 Years [Member] | Trading Losses [Member]
DEFERRED TAX (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	£ 36	£ 35
Deferred Tax Assets, Expiration Term	20 years	20 years
Trading Losses [Member] | Trading Losses [Member]
DEFERRED TAX (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	£ 53	£ 56
No Expiration [Member] | Trading Losses [Member]
DEFERRED TAX (Details) [Line Items]
Deferred Tax Assets, Expiration Term	0 years	0 years
Current year [Member]
DEFERRED TAX (Details) [Line Items]
Applicable tax rate	19.00%
1 April 2020 [Member]
DEFERRED TAX (Details) [Line Items]
Applicable tax rate	17.00%